N-2 - USD ($)		12 Months Ended
		Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cover [Abstract]
Entity Central Index Key		0001735964
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Cliffwater Corporate Lending Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Supplemental Expense Ratios	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense	0.01%	0.01%	—%	—%	—%	—%
With fees waived, after taxes	1.21%	1.24%	1.28%	1.32%	1.80%	1.78%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured Borrowings	—	—	204,168,415	249,990,230	—	—
Senior Credit Facility	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000	—
Senior Notes	3,225,000,000	1,865,000,000	650,000,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	4,138,255	2,863,249	1,078,983	693,179	60,321	45,504
Secured Borrowings	—	—	34,026	19,919	—	—
Senior Credit Facility	16,211	12,885	12,108	4,958	4,916	—
Senior Notes	6,517	6,920	11,376	—	—	—

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund priced additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, $150 million to be issued on April 12, 2024 and $150 million to be issued on June 14, 2024, maturing on April 12, 2029. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2024.

Series	Principal Outstanding March 31, 2024	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2024	Fair Value March 31, 2024	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$54,863	$29,265,407	$620,679,730	$607,857,338	4.10%	5.65%	March 28, 2027
A	250,000,000	Semi-Annual	20,109	7,442,033	242,537,858	233,791,284	4.10%	5.28%	March 28, 2027
B	215,000,000	Semi-Annual	569,343	5,005,667	209,424,990	211,305,490	5.44%	6.90%	July 19, 2025
C	130,000,000	Semi-Annual	449,177	4,090,491	125,460,332	127,150,090	5.50%	7.06%	July 19, 2026
D	10,000,000	Semi-Annual	34,549	310,356	9,655,095	9,780,776	5.50%	7.27%	July 19, 2026
E	130,000,000	Semi-Annual	510,521	4,967,706	124,521,773	126,703,869	5.61%	7.24%	July 19, 2027
F	160,000,000	Semi-Annual	712,949	8,176,543	151,110,508	154,607,324	5.72%	7.42%	July 19, 2029
G	40,000,000	Semi-Annual	178,240	2,035,942	37,785,818	38,651,831	5.72%	7.65%	July 19, 2029
H	34,000,000	Semi-Annual	177,809	176,955	33,645,236	34,184,373	7.06%	8.07%	December 6, 2025
I	95,000,000	Semi-Annual	1,025,508	306,064	93,668,428	96,972,400	7.10%	8.42%	December 6, 2027
I	10,000,000	Semi-Annual	64,811	33,931	9,901,258	10,207,621	7.10%	8.32%	December 6, 2027
J	141,000,000	Semi-Annual	1,782,092	345,169	138,872,739	145,564,138	7.17%	8.56%	December 6, 2029
K	115,200,000	Semi-Annual	760,287	794,351	113,645,362	115,853,204	6.75%	8.21%	August 4, 2026
L	304,800,000	Semi-Annual	2,232,698	3,907,525	298,659,777	309,127,918	6.77%	8.52%	August 4, 2028
M	114,000,000	Semi-Annual	870,360	2,414,157	110,715,483	115,945,796	6.81%	8.70%	August 4, 2030
N	66,000,000	Semi-Annual	519,216	2,140,900	63,339,884	67,520,760	6.99%	8.95%	August 4, 2033
O	85,000,000	Semi-Annual	621,270	(39,361)	84,418,091	85,891,057	7.04%	8.50%	January 20, 2027
O	27,000,000	Semi-Annual	1,756	12,528	26,985,716	27,283,042	7.04%	8.28%	January 20, 2027
P	224,000,000	Semi-Annual	1,701,394	(126,133)	222,424,739	229,028,053	7.06%	8.55%	January 20, 2029
Q	155,000,000	Semi-Annual	1,196,620	(723,519)	154,526,899	160,376,190	7.23%	8.74%	January 20, 2031
R	224,000,000	Semi-Annual	1,750,451	(2,526,454)	224,776,003	234,453,833	7.40%	8.89%	January 20, 2034
S	45,000,000	Semi-Annual	353,313	(990,472)	45,637,159	48,194,867	7.51%	9.04%	January 20, 2036
T	—	Semi-Annual	—	(544,645)	544,645	—	6.69%	—%
T	—	Semi-Annual	—	(507,771)	507,771	—	6.69%	—%
Total	$3,225,000,000		$15,587,336	$65,967,370	$3,143,445,294	$3,190,451,254

Senior Securities Amount			$ 3,225,000,000
Senior Securities Coverage per Unit		$ 1,000
Senior Securities, Note [Text Block]
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Net asset value, beginning of period	$10.67	$10.79	$10.60	$10.35	$10.15	$10.00
Income from Investment Operations:
Net investment income[1]	1.15	0.87	0.16	0.72	0.72	0.34
Net realized and unrealized gain (loss) on investments[2]	0.18	(0.15)	0.03	0.27	0.19	(0.04)
Total income from investment operations	1.33	0.72	0.19	0.99	0.91	0.30

Less Distributions to shareholders:
From net investment income	(1.41)	(0.69)	—	(0.62)	(0.62)	(0.15)
From return of capital	(0.04)	(0.15)	—	(0.10)	(0.09)	—
From net realized gain	—	—	—	(0.02)	—[3]	—[3]
Total Distributions to shareholders	(1.45)	(0.84)	—	(0.74)	(0.71)	(0.15)

Net asset value, end of period	$10.55	$10.67	$10.79	$10.60	$10.35	$10.15

Total return[4]	13.34%	7.06%	1.79%[5]	10.38%	9.25%	3.05%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,872,941	$11,076,905	$6,742,783	$4,729,648	$744,892	$268,536

Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.20%	1.23%	1.28%[6]	1.32%	1.80%	2.25%[6]
After fees waived	1.20%	1.23%	1.28%[6]	1.32%	1.80%	1.78%[6]

Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	3.42%	2.95%	1.79%[6]	1.94%	2.43%	2.28%[6]
After fees waived	3.42%	2.95%	1.79%[6]	1.94%	2.43%	1.81%[6]

Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	10.81%	8.23%	6.24%[6]	6.74%	7.04%	3.55%[6]
After fees waived	10.81%	8.23%	6.24%[6]	6.74%	7.04%	4.02%[6]

Portfolio turnover rate	31%	26%	16%[5]	29%	29%	15%[5]

*    Commencement of operations.

**   Fiscal year end changed to March 31, effective January 1, 2022.

[1]    Based on average daily shares outstanding for the period.

[2]    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

[3]    Amount represents less than $0.01 per share.

[4]    Total returns would have been lower had expenses not been waived by Cliffwater LLC, the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

[5]    Not annualized.

[6]    Annualized.

[7]    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

[8] Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).

Supplemental Expense Ratios	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense	0.01%	0.01%	—%	—%	—%	—%
With fees waived, after taxes	1.21%	1.24%	1.28%	1.32%	1.80%	1.78%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured Borrowings	—	—	204,168,415	249,990,230	—	—
Senior Credit Facility	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000	—
Senior Notes	3,225,000,000	1,865,000,000	650,000,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	4,138,255	2,863,249	1,078,983	693,179	60,321	45,504
Secured Borrowings	—	—	34,026	19,919	—	—
Senior Credit Facility	16,211	12,885	12,108	4,958	4,916	—
Senior Notes	6,517	6,920	11,376	—	—	—

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund priced additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, $150 million to be issued on April 12, 2024 and $150 million to be issued on June 14, 2024, maturing on April 12, 2029. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2024.

Series	Principal Outstanding March 31, 2024	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2024	Fair Value March 31, 2024	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$54,863	$29,265,407	$620,679,730	$607,857,338	4.10%	5.65%	March 28, 2027
A	250,000,000	Semi-Annual	20,109	7,442,033	242,537,858	233,791,284	4.10%	5.28%	March 28, 2027
B	215,000,000	Semi-Annual	569,343	5,005,667	209,424,990	211,305,490	5.44%	6.90%	July 19, 2025
C	130,000,000	Semi-Annual	449,177	4,090,491	125,460,332	127,150,090	5.50%	7.06%	July 19, 2026
D	10,000,000	Semi-Annual	34,549	310,356	9,655,095	9,780,776	5.50%	7.27%	July 19, 2026
E	130,000,000	Semi-Annual	510,521	4,967,706	124,521,773	126,703,869	5.61%	7.24%	July 19, 2027
F	160,000,000	Semi-Annual	712,949	8,176,543	151,110,508	154,607,324	5.72%	7.42%	July 19, 2029
G	40,000,000	Semi-Annual	178,240	2,035,942	37,785,818	38,651,831	5.72%	7.65%	July 19, 2029
H	34,000,000	Semi-Annual	177,809	176,955	33,645,236	34,184,373	7.06%	8.07%	December 6, 2025
I	95,000,000	Semi-Annual	1,025,508	306,064	93,668,428	96,972,400	7.10%	8.42%	December 6, 2027
I	10,000,000	Semi-Annual	64,811	33,931	9,901,258	10,207,621	7.10%	8.32%	December 6, 2027
J	141,000,000	Semi-Annual	1,782,092	345,169	138,872,739	145,564,138	7.17%	8.56%	December 6, 2029
K	115,200,000	Semi-Annual	760,287	794,351	113,645,362	115,853,204	6.75%	8.21%	August 4, 2026
L	304,800,000	Semi-Annual	2,232,698	3,907,525	298,659,777	309,127,918	6.77%	8.52%	August 4, 2028
M	114,000,000	Semi-Annual	870,360	2,414,157	110,715,483	115,945,796	6.81%	8.70%	August 4, 2030
N	66,000,000	Semi-Annual	519,216	2,140,900	63,339,884	67,520,760	6.99%	8.95%	August 4, 2033
O	85,000,000	Semi-Annual	621,270	(39,361)	84,418,091	85,891,057	7.04%	8.50%	January 20, 2027
O	27,000,000	Semi-Annual	1,756	12,528	26,985,716	27,283,042	7.04%	8.28%	January 20, 2027
P	224,000,000	Semi-Annual	1,701,394	(126,133)	222,424,739	229,028,053	7.06%	8.55%	January 20, 2029
Q	155,000,000	Semi-Annual	1,196,620	(723,519)	154,526,899	160,376,190	7.23%	8.74%	January 20, 2031
R	224,000,000	Semi-Annual	1,750,451	(2,526,454)	224,776,003	234,453,833	7.40%	8.89%	January 20, 2034
S	45,000,000	Semi-Annual	353,313	(990,472)	45,637,159	48,194,867	7.51%	9.04%	January 20, 2036
T	—	Semi-Annual	—	(544,645)	544,645	—	6.69%	—%
T	—	Semi-Annual	—	(507,771)	507,771	—	6.69%	—%
Total	$3,225,000,000		$15,587,336	$65,967,370	$3,143,445,294	$3,190,451,254

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 6.36% – 6.85%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At March 31, 2024, the Fund was in compliance with all covenants under the Note Agreements.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Risk Factors [Table Text Block]	Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR.

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some U.S. dollar LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. dollar LIBOR tenors on June 30, 2023. As a result, many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. The UK Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. dollar LIBOR settings after June 30, 2023 through at least September 30, 2024.The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators) of the New York Federal Reserve (NYFR), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are developing in response to these new rates.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Effects of Leverage [Text Block]

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective March 8, 2024, provides for borrowings on a committed basis in an aggregate principal amount up to $3,375,000,000. Under the Facility, the Fund has a single 7-year term loan in the amount of $500,000,000 (“Term Loan”) and may borrow up to an additional $2,875,000,000 on a revolving basis (the “Revolving Loan”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $3,050,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 17, 2028, and the Term Loan matures on March 28, 2029. As of March 31, 2024 the Term Loan and Revolving Loan balance were $400,000,000 and $775,000,000, respectively.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the year ended March 31, 2024, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $437,021,858, $500,000,000 and 7.35%, respectively. For the year ended March 31, 2024, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $985,653,005, $1,415,000,000 and 7.38%, respectively. In addition, the interest rate at period end on the Term Loan and Revolving Loan were 7.46% and 7.47%, respectively. The interest expense during the year ended March 31, 2024, was $117,211,027. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2024, commitment fees were $2,444,787. Unused commitment fees for the year ended March 31, 2024, were $703,333.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2024 are as follows:

Commencement Date	April 13, 2023	July 13, 2023	October 12, 2023	January 19, 2024
Repurchase Request	May 15, 2023	August 14, 2023	November 13, 2023	February 20, 2024
Repurchase Pricing date	May 15, 2023	August 14, 2023	November 13, 2023	February 20, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$10.55	$10.61	$10.64	$10.72

Amount Repurchased
Class I	$430,219,396	$209,420,547	$476,543,334	$374,188,714

Percentage of Outstanding Shares Repurchased
Class I	3.70%	1.63%	3.21%	2.20%

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

Commencement Date	April 15, 2024
Repurchase Request	May 15, 2024
Repurchase Pricing date	May 15, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$10.77

Amount Repurchased
Class I	$389,419,493

Percentage of Outstanding Shares Repurchased
Class I	1.99%

Security Dividends [Text Block]		The minimum initial investment in Class I Shares by any investor is $10 million.
Long Term Debt [Table Text Block]

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of March 31, 2024.

Outstanding Securities [Table Text Block]
Assets:
Investments in unaffiliated securities, at value (cost $21,478,474,318)(a)	$21,686,707,236
Investments in affiliated securities, at value (cost $91,270,191)	92,119,317
Foreign currency, at value (cost $703,362)	782,530
Unrealized appreciation on forward foreign currency exchange contracts	3,333,184
Cash	340,965,591
Cash collateral for swap contracts	119,970,000
Receivables:
Investment securities sold	14,630,160
Fund shares sold	371,371,449
Dividends and interest	197,514,522
Due from custodian	101,297
Prepaid expenses	564,170
Prepaid underlying loan expense	4,067,593
Prepaid commitment fees on secured credit facility	7,152,235
Total assets	22,839,279,283

Liabilities:
Reverse repurchase agreements, at value (proceeds $4,320,000)	4,320,000
Unrealized depreciation on forward foreign currency exchange contracts	154,520
Unrealized depreciation on swap contracts	65,967,370
Due to counterparty	26,393,006
Payables:
Senior notes (Net of deferred offering cost of $15,587,336) (Note 2)	3,143,445,294
Secured credit facility (Note 2)	1,175,000,000
Dividend payable	420,009,390
Line of credit facility waiver of fees	1,447,327
Investment securities purchased	63,553,445
Deferred tax liability	2,696,998
Interest on senior notes	36,149,429
Interest on secured credit facility	13,241,947
Interest on reverse repurchase agreements	9,481
Investment Management fees	3,411,798
Audit fees	1,014,120
Fund administration fees	1,191,901
Legal fees	60,385
Custody fees	1,349,714
Trustees’ fees and expenses	37,645
Transfer agency fees and expenses	327,152
Sub transfer agency fees and expenses	1,170,861
Swap interest	2,659,931
Other accrued expenses	2,726,755
Total liabilities	4,966,338,469

Net Assets	$17,872,940,814

Commitments and Contingencies (Note 2)
Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$17,849,139,260
Total distributable earnings	23,801,554
Net Assets	$17,872,940,814

Class I Shares:
Net assets applicable to shares outstanding	$17,872,940,814
Shares of beneficial interest issued and outstanding	1,693,479,127
Net asset value, offering, and redemption price per share	10.55

Outstanding Security, Held [Shares]		1,693,479,127
Debt Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Borrowing, Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession or Other Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Discontinuation Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR.

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some U.S. dollar LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. dollar LIBOR tenors on June 30, 2023. As a result, many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. The UK Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. dollar LIBOR settings after June 30, 2023 through at least September 30, 2024.The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators) of the New York Federal Reserve (NYFR), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are developing in response to these new rates.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Reverse Repurchase Agreements [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]	$ 4,320,000		$ 3,870,000	$ 6,255,000	$ 6,833,000	$ 12,557,000	$ 6,034,000
Senior Securities Coverage per Unit	[1]	$ 4,138,255		$ 2,863,249	$ 1,078,983	$ 693,179	$ 60,321	$ 45,504
Secured Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]				$ 204,168,415	$ 249,990,230
Senior Securities Coverage per Unit	[1]				$ 34,026	$ 19,919
Senior Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 1,175,000,000		$ 932,000,000	$ 607,000,000	$ 1,195,000,000	$ 190,000,000
Senior Securities Coverage per Unit		$ 16,211		$ 12,885	$ 12,108	$ 4,958	$ 4,916
Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 3,225,000,000		$ 1,865,000,000	$ 650,000,000
Senior Securities Coverage per Unit		$ 6,517		$ 6,920	$ 11,376
Series A Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			650,000,000
Series A One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			250,000,000
Series B Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			215,000,000
Series C Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			130,000,000
Series D Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			10,000,000
Series E Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			130,000,000
Series F Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			160,000,000
Series G Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			40,000,000
Series H Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			34,000,000
Series I Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			95,000,000
Series I One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			10,000,000
Series J Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			141,000,000
Series K Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			115,200,000
Series L Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			304,800,000
Series M Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			114,000,000
Series N Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			66,000,000
Series O Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			85,000,000
Series O One Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			27,000,000
Series P Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			224,000,000
Series Q Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			155,000,000
Series R Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			224,000,000
Series S Senior Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 45,000,000
Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

[1]	The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes.